UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Boston Common ESG Impact Emerging Markets Fund
BCEMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact Emerging Markets Fund	$108	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2025, the Boston Common ESG Impact Emerging Markets Fund (the “Fund”) returned 18.23%, ahead of the MSCI EM Index (the “Index”) which gained 17.32% over the same period.
Strength in technology and artificial intelligence (AI), easing economic conditions in markets, and renewed investor optimism in China drove investor sentiment and market performance during the period. The Fund’s Technology selections contributed most to relative performance, gaining from investments in semiconductor stocks, TSM and SK Hynix, both AI supply chain beneficiaries. Delta Electronic was also a beneficiary of the growing AI supply chain. The Consumer Discretionary sector was another area of strength, led by Chinese e-commerce platform provider Alibaba, and South Africa’s Naspers Group, which holds an investment in China’s internet giant Tencent. Our lack of exposure to Energy also contributed to relative performance. Healthcare detracted most from relative performance. Kalbe Farma was a notable underperformer due to weakening consumer sentiment in Indonesia and deteriorating economic conditions.
We continue to monitor the AI investment cycle and its creation of differentiated outcomes across emerging markets, noting that hardware supply-chain leaders in Taiwan and Korea remain key beneficiaries. We trimmed Consumer Discretionary in China and South Africa after recent rallies. We also added cyclical exposure to Industrials after a pullback in Brazil and China. Financials remain underweight, although we rebalanced regionally by adding to Poland and the Philippines, while reducing exposure in other central and Eastern European countries following strong performance.

Top Contributors
↑	TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADS
↑	DELTA ELECTRONIC
↑	SK HYNIX INC
↑	ALIBABA GROUP HLDG
↑	NASPERS

Top Detractors
↓	MEITUAN
↓	KALBE FARMA
↓	INFOSYS LTD SPONSORED ADR
↓	WEG SA
↓	VOLTAS LTD
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Boston Common ESG Impact Emerging Markets Fund	PAGE 1	TSR-AR-74316J227

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
Boston Common ESG Impact Emerging Markets Fund	18.23	4.98
MSCI EM (EMERGING MARKETS) Net (USD)	17.32	4.29
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$97,232,151
Number of Holdings	51
Net Advisory Fee	$378,764
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Alibaba Group Holding Ltd.	5.7%
Naspers Ltd.	5.2%
Delta Electronics, Inc.	4.6%
HDFC Bank Ltd.	3.4%
Bharti Airtel Ltd.	3.1%
SK Hynix, Inc.	3.1%
Ping An Insurance Group Co. of China Ltd.	2.7%
First American Treasury Obligations Fund	2.6%
Contemporary Amperex Technology Co. Ltd.	2.6%

Top Sectors[1]	(% of Net Assets)
Information Technology	27.0%
Financials	20.4%
Consumer Discretionary	16.5%
Industrials	13.6%
Communication Services	7.9%
Consumer Staples	5.8%
Health Care	2.7%
Real Estate	1.6%
Utilities	1.5%
Cash & Other	3.0%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact Emerging Markets Fund	PAGE 2	TSR-AR-74316J227

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact Emerging Markets Fund	PAGE 3	TSR-AR-74316J227

Boston Common ESG Impact International Fund
BCAIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact International Fund	$90	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2025, the Boston Common ESG Impact International Fund (the “Fund”) gained 8.46%. The MSCI EAFE Index (the “Index”) returned 14.99% over the same period.
Healthy economic data and growth-oriented policies globally helped to offset geopolitical turbulence. Strong stock selection in the Consumer Discretionary and Technology sectors contributed positively to relative performance. Dutch ecommerce holding company Prosus and Japanese semiconductor equipment manufacturer Advantest were among top performers. Our lack of exposure to Energy also contributed to relative performance. Industrials was the largest detractor from relative performance. Japanese water treatment company Kurita and UK industrial equipment rental company Ashtead provided dissapointing returns. Financials underperformed driven by poor performance from Australian diversified financial company Macquarie
Our strategy emphasizes high-quality businesses that manage ESG opportunities and risks. Our investments include companies selling environmental solutions, such as electrification, energy efficiency, and water treatment. The Fund is overweight the Technology, Healthcare, and Consumer Staples sectors, balanced with more exposure to Healthcare and an underweight to commodities and Materials. The Financial Services sector is another area of focus, with particular emphasis companies that are levered to global growth along with secular expansion opportunities.

Top Contributors
↑	MITSUBISHI UFJ FIN
↑	INTESA SANPAOLO
↑	ADVANTEST CORP
↑	MITSUBISHI ELEC CP
↑	ING GROEP N.V.

Top Detractors
↓	NOVO NORDISK A/S
↓	DSM FIRMENICH AG
↓	KEYENCE CORP
↓	BEIERSDORF AG
↓	JAMES HARDIE INDUS
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Boston Common ESG Impact International Fund	PAGE 1	TSR-AR-74316J110

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact International Fund	8.46	4.78	6.23
MSCI EAFE Net (USD)	14.99	11.15	8.17
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$305,974,132
Number of Holdings	64
Net Advisory Fee	$2,158,114
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Mitsubishi UFJ Financial Group, Inc.	3.1%
Sony Group Corp.	2.6%
ING Groep NV	2.6%
AstraZeneca PLC	2.6%
Intesa Sanpaolo SpA	2.6%
Roche Holding AG	2.6%
Oversea-Chinese Banking Corp. Ltd.	2.5%
AXA SA	2.5%
Siemens AG	2.5%
Schneider Electric SE	2.5%

Top Sectors[1]	(% of Net Assets)
Financials	24.6%
Industrials	18.9%
Health Care	13.9%
Information Technology	10.8%
Consumer Discretionary	10.8%
Consumer Staples	9.3%
Communication Services	4.8%
Utilities	3.6%
Materials	2.6%
Cash & Other	0.7%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact International Fund	PAGE 2	TSR-AR-74316J110

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact International Fund	PAGE 3	TSR-AR-74316J110

Boston Common ESG Impact US Equity Fund
BCAMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact US Equity Fund	$107	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the twelve months ending September 30, 2025, the Fund returned 14.18%, behind the 17.60% return of the S&P 500® Index (the “Index”) over the same period.
Mega-cap stocks continued to dominate market returns over the period, as the Index reached multiple all-time highs. Communication Services contributed to relative returns benefiting from Netflix’s strong earnings. Real Estate also provided Our lack of exposure to the underperforming Energy sector also contributed to relative returns. Stock selection in Healthcare detracted most from relative performance led by poor returns from Merck & Co and Regeron and other holdings in the biopharma space. Relative performance in the Technology sector held back by the underweight in semiconductor stocks and weakness in software holdings.
The slowdown in corporate hiring has given the Federal Reserve room to cut short-term rates, despite lingering concerns about inflation. Fiscal primacy and deficit spending continue, with the potential for persistent higher long-term interest rates and demand for safe-haven assets. Recent tax law changes, incentives for onshoring production, and the rapid decline in immigration have also supported capital spending on industrial automation. Meanwhile, residential real estate, a significant economic sector, remains subdued, and consumer spending uneven. Surging wealth effects support high-income households, while slowing wage growth and reduced government support have led many others to reduce spending or trade down.
We see plenty of opportunities for active stock selection to add value. As the market broadens beyond the largest names, we emphasize high-quality companies with secular, structural, or ESG-driven levers for growth and rerating.

Top Contributors
↑	BROADCOM INC COM
↑	NVIDIA CORPORATION COM
↑	NETFLIX INC COM
↑	ALPHABET INC CAP STK CL C
↑	MORGAN STANLEY COM NEW

Top Detractors
↓	MERCK & CO INC COM
↓	REGENERON PHARMACEUTICALS
↓	ELI LILLY & CO COM
↓	APPLE INC COM
↓	VERTEX PHARMACEUTICALS INC COM
Boston Common ESG Impact US Equity Fund	PAGE 1	TSR-AR-74316J680

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact US Equity Fund	14.18	14.12	12.85
S&P 500 TR	17.60	16.47	15.30
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$74,193,104
Number of Holdings	50
Net Advisory Fee	$434,619
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.3%
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Alphabet, Inc.	6.3%
Broadcom, Inc.	4.5%
Netflix, Inc.	3.7%
Visa, Inc.	3.6%
TJX Cos., Inc.	2.7%
T-Mobile US, Inc.	2.7%
Booking Holdings, Inc.	2.5%

Top Sectors[1]	(% of Net Assets)
Information Technology	32.7%
Communication Services	13.9%
Financials	12.3%
Industrials	9.7%
Health Care	9.4%
Consumer Discretionary	8.8%
Consumer Staples	4.8%
Materials	2.5%
Real Estate	2.2%
Cash & Other	3.7%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact US Equity Fund	PAGE 2	TSR-AR-74316J680

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact US Equity Fund	PAGE 3	TSR-AR-74316J680

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Boston Common ESG Impact Emerging Markets Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit Fees	$17,300	$15,300
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Boston Common ESG Impact International Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit Fees	$21,450	$21,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Boston Common ESG Impact U.S. Equity Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit Fees	$21,450	$21,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Boston Common ESG Impact Emerging Markets Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Boston Common ESG Impact International Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Boston Common ESG Impact U.S. Equity Fund

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Boston Common ESG Impact Emerging Markets Fund

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Boston Common ESG Impact International Fund

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Boston Common ESG Impact U.S. Equity Fund

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BOSTON COMMON ESG IMPACT FUNDS
Boston Common ESG Impact Emerging Markets Fund
Boston Common ESG Impact International Fund
Boston Common ESG Impact U.S. Equity Fund
Core Financial Statements
September 30, 2025

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 7.9%
Advanced Info Service PCL	197,856	$1,776,766
Bharti Airtel Ltd.	142,959	3,023,510
SK Telecom Co. Ltd. - ADR	33,308	719,453
Tencent Holdings Ltd.	25,265	2,152,820
		7,672,549
Consumer Discretionary - 16.5%
Alibaba Group Holding Ltd.	249,725	5,584,879
Hyundai Motor Company	4,539	695,845
MercadoLibre, Inc.(a)	959	2,241,125
Midea Group Co. Ltd. - Class A	113,899	1,164,746
Naspers Ltd. - Class N(a)	13,788	5,010,169
Trip.com Group Ltd. - ADR	18,472	1,389,094
		16,085,858
Consumer Staples - 5.8%
Clicks Group Ltd.	53,225	1,085,526
Dabur India Ltd.	238,058	1,316,984
Dino Polska SA(a)(b)	112,560	1,356,757
Kimberly-Clark de Mexico SAB de CV - Class A	604,302	1,272,388
Raia Drogasil SA	183,443	632,818
		5,664,473
Financials - 20.4%
Alpha Bank SA	326,123	1,387,022
Axis Bank Ltd.	62,174	792,062
BDO Unibank, Inc.	714,474	1,631,505
China Merchants Bank Co. Ltd. - Class H	312,507	1,870,347
Grupo Cibest SA - ADR	40,092	2,082,378
HDFC Bank Ltd. - ADR	96,826	3,307,576
Itau Unibanco Holding SA - ADR	188,546	1,383,928
OTP Bank Nyrt	15,926	1,377,652
Ping An Insurance Group Co. of China Ltd. - Class H	383,778	2,610,876
Power Finance Corp. Ltd.	144,315	666,430
Powszechna Kasa Oszczednosci Bank Polski SA	59,149	1,149,306
PT Bank Rakyat Indonesia (Persero) Tbk.	6,639,130	1,556,096
		19,815,178
Health Care - 2.7%
Cipla Ltd./India	78,780	1,336,589
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	37,086	1,283,358
		2,619,947
Industrials - 13.6%
AirTAC International Group	61,952	1,538,762
Contemporary Amperex Technology Co. Ltd. - Class A	45,408	2,575,244
HD Hyundai Electric Co. Ltd.	3,345	1,391,310

	Shares	Value
Shenzhen Inovance Technology Co. Ltd. - Class A	115,325	$1,362,469
Sungrow Power Supply Company Ltd. - Class A	56,400	1,287,445
Techtronic Industries Co. Ltd.	94,532	1,208,424
Voltas Ltd.	69,273	1,056,536
WEG SA	229,657	1,574,556
Weichai Power Co. Ltd. - Class H	665,536	1,190,621
		13,185,367
Information Technology - 27.0%(c)
Accton Technology Corp.	61,000	2,109,454
Advanced Micro-Fabrication Equipment, Inc. China - Class A	37,200	1,568,423
Delta Electronics, Inc.	159,146	4,483,160
Infosys Ltd. - ADR	77,553	1,261,787
Lenovo Group Ltd.	901,195	1,335,381
Silergy Corp.	57,300	488,001
SK Hynix, Inc.	12,106	3,001,053
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,854	11,968,694
		26,215,953
Materials - 1.2%
Mondi PLC	46,737	638,308
Sociedad Quimica y Minera de Chile SA - ADR(a)	13,390	575,502
		1,213,810
Utilities - 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	57,551	1,429,084
TOTAL COMMON STOCKS (Cost $68,094,874)		93,902,219
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Real Estate - 1.6%
Prologis Property Mexico SAB de CV	370,892	1,518,929
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,252,547)		1,518,929
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
First American Treasury Obligations Fund - Class X, 4.02%(d)	2,576,613	2,576,613
TOTAL MONEY MARKET FUNDS (Cost $2,576,613)		2,576,613
TOTAL INVESTMENTS - 100.8% (Cost $71,924,034)		$97,997,761
Liabilities in Excess of Other Assets - (0.8)%		(765,610)
TOTAL NET ASSETS - 100.0%		$97,232,151

The accompanying notes are an integral part of these financial statements.

1

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,356,757 or 1.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Boston Common ESG Impact International Fund
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 4.8%
BT Group PLC	1,138,690	$2,929,503
Deutsche Telekom AG	156,651	5,337,032
Singapore Telecommunications Ltd.	2,001,900	6,400,211
		14,666,746
Consumer Discretionary - 10.8%
Amadeus IT Group SA	37,410	2,973,720
BYD Co. Ltd. - Class H	220,500	3,116,696
Industria de Diseno Textil SA	102,973	5,698,938
Mercedes-Benz Group AG	50,727	3,197,332
Prosus NV - Class N	100,568	7,111,692
Sony Group Corp.	280,205	8,054,970
Taylor Wimpey PLC	2,035,150	2,827,289
		32,980,637
Consumer Staples - 9.3%
Ajinomoto Co., Inc.	142,200	4,076,762
Beiersdorf AG	23,296	2,437,608
Jeronimo Martins SGPS SA	147,140	3,582,165
Koninklijke Ahold Delhaize NV	97,205	3,933,363
L’Oreal SA	9,347	4,061,163
Nestle SA	57,590	5,288,792
Unilever PLC - ADR	85,813	5,086,995
		28,466,848
Financials - 24.6%
Adyen NV(a)(b)	2,310	3,716,983
AIA Group Ltd.	529,650	5,076,147
Alpha Bank SA	867,600	3,689,958
AXA SA	162,005	7,768,975
Hannover Rueck SE	12,545	3,785,576
ING Groep NV	303,390	7,953,621
Intesa Sanpaolo SpA	1,183,226	7,832,005
London Stock Exchange Group PLC	18,180	2,084,938
Macquarie Group Ltd.	28,125	4,082,342
Mitsubishi UFJ Financial Group, Inc.	588,600	9,494,929
ORIX Corp.	224,847	5,901,332
Oversea-Chinese Banking Corp. Ltd.	609,665	7,772,995
Sony Financial Group, Inc.(a)	280,205	310,739
T&D Holdings, Inc.	135,900	3,321,903
Tryg AS	96,440	2,448,536
		75,240,979
Health Care - 13.9%
AstraZeneca PLC	51,893	7,950,062
Convatec Group PLC(b)	1,154,847	3,605,726
Hoya Corp.	49,824	6,889,182
Kyowa Kirin Co. Ltd.	158,700	2,480,873
Novartis AG - ADR	54,861	7,035,375
Novo Nordisk AS - Class B	81,513	4,538,780
Roche Holding AG - ADR	186,756	7,808,268
Straumann Holding AG	22,400	2,401,406
		42,709,672

	Shares	Value
Industrials - 18.9%
Ashtead Group PLC	59,358	$3,980,629
Assa Abloy AB - Class B	180,247	6,274,017
Atlas Copco AB - Class B	358,936	5,401,074
Ferguson Enterprises, Inc.	1	225
Kurita Water Industries Ltd.	95,637	3,256,267
Mitsubishi Electric Corp.	273,500	7,024,503
Prysmian SpA	66,266	6,594,910
RELX PLC	87,572	4,184,087
Schneider Electric SE	26,967	7,590,481
Siemens AG	28,310	7,643,100
Techtronic Industries Co. Ltd.	270,860	3,462,465
Vestas Wind Systems AS	124,835	2,374,765
		57,786,523
Information Technology - 10.8%
Advantest Corp.	46,300	4,581,050
ASM International NV	7,990	4,819,180
Keyence Corp.	12,124	4,516,928
Sage Group PLC	196,849	2,920,156
SAP SE - ADR	21,879	5,846,288
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18,064	5,045,095
TDK Corp.	367,245	5,318,003
		33,046,700
Materials - 2.6%
Air Liquide SA	25,995	5,416,246
DSM-Firmenich AG	28,900	2,465,707
		7,881,953
Utilities - 3.6%
SSE PLC	286,950	6,730,612
Veolia Environnement SA	128,326	4,376,186
		11,106,798
TOTAL COMMON STOCKS (Cost $205,041,811)		303,886,856
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 4.02%(c)	1,434,447	1,434,447
TOTAL MONEY MARKET FUNDS (Cost $1,434,447)		1,434,447
TOTAL INVESTMENTS - 99.8% (Cost $206,476,258)		$305,321,303
Other Assets in Excess of Liabilities - 0.2%		652,829
TOTAL NET ASSETS - 100.0%		$305,974,132

The accompanying notes are an integral part of these financial statements.

3

Boston Common ESG Impact International Fund
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $7,322,709 or 2.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.5%
Communication Services - 13.9%
Alphabet, Inc. - Class A	304	$73,902
Alphabet, Inc. - Class C	18,923	4,608,697
Netflix, Inc.(a)	2,267	2,717,952
T-Mobile US, Inc.	8,385	2,007,201
Verizon Communications, Inc.	19,932	876,011
		10,283,763
Consumer Discretionary - 8.8%
Booking Holdings, Inc.	348	1,878,946
Home Depot, Inc.	3,358	1,360,628
Ralph Lauren Corp.	3,960	1,241,698
TJX Cos., Inc.	14,036	2,028,763
		6,510,035
Consumer Staples - 4.8%
Colgate-Palmolive Company	11,055	883,737
Costco Wholesale Corp.	1,571	1,454,165
Mondelez International, Inc. - Class A	878	54,848
Procter & Gamble Co.	7,425	1,140,851
		3,533,601
Financials - 12.3%
Aon PLC - Class A	2,440	870,055
Bank of America Corp.	33,352	1,720,630
CME Group, Inc. - Class A	3,503	946,476
Fifth Third Bancorp	19,249	857,543
MetLife, Inc.	8,390	691,084
Morgan Stanley	8,373	1,330,972
Visa, Inc. - Class A	7,900	2,696,902
		9,113,662
Health Care - 9.4%
Abbott Laboratories	6,879	921,373
Amgen, Inc.	2,505	706,911
Danaher Corp.	2,711	537,483
Edwards Lifesciences Corp.(a)	7,864	611,583
Eli Lilly & Co.	2,414	1,841,882
Merck & Co., Inc.	9,347	784,494
Quest Diagnostics, Inc.	4,482	854,180
Vertex Pharmaceuticals, Inc.(a)	1,906	746,466
		7,004,372
Industrials - 9.7%
Cummins, Inc.	2,165	914,431
Emerson Electric Company	7,595	996,312
Hubbell, Inc.	2,155	927,318
Trane Technologies PLC	1,656	698,766
Vertiv Holdings Co. - Class A	7,254	1,094,338
Wabtec Corp.	3,728	747,352
Waste Management, Inc.	3,340	737,572
Xylem, Inc./NY	7,395	1,090,763
		7,206,852

	Shares	Value
Information Technology - 32.7%(b)
Analog Devices, Inc.	4,247	$1,043,488
Apple, Inc.	19,516	4,969,359
Broadcom, Inc.	10,188	3,361,123
Intuit, Inc.	1,115	761,445
Microsoft Corp.	11,841	6,133,046
NVIDIA Corp.	30,745	5,736,402
Palo Alto Networks, Inc.(a)	5,641	1,148,620
salesforce.com, Inc.	4,701	1,114,137
		24,267,620
Materials - 2.5%
CRH PLC	8,497	1,018,790
Ecolab, Inc.	3,069	840,477
		1,859,267
Real Estate - 1.0%
CBRE Group, Inc. - Class A(a)	4,580	721,625
Utilities - 1.4%
American Water Works Co., Inc.	7,774	1,082,063
TOTAL COMMON STOCKS (Cost $33,047,019)		71,582,860
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%
Real Estate - 1.2%
Digital Realty Trust, Inc.	5,044	872,006
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $665,770)		872,006
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%
First American Treasury Obligations Fund - Class X, 4.02%(c)	1,776,482	1,776,482
TOTAL MONEY MARKET FUNDS (Cost $1,776,482)		1,776,482
TOTAL INVESTMENTS - 100.1% (Cost $35,489,271)		$74,231,348
Liabilities in Excess of Other Assets - (0.1)%		(38,244)
TOTAL NET ASSETS - 100.0%		$74,193,104

The accompanying notes are an integral part of these financial statements.

5

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

BOSTON COMMON ESG IMPACT FUNDS
Statements of Assets and Liabilities
September 30, 2025

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
ASSETS:
Investments, at value	$97,997,761	$305,321,303	$74,231,348
Dividends receivable	165,089	479,255	31,760
Dividend tax reclaims receivable	6,458	1,102,437	3,156
Receivable for fund shares sold	—	235	—
Prepaid expenses and other assets	21,994	12,673	14,779
Total assets	98,191,302	306,915,903	74,281,043
LIABILITIES:
Payable for investments purchased	655,866	—	—
Deferred foreign capital gains tax	218,153	—	—
Payable to adviser	24,546	163,421	37,554
Payable for fund administration and accounting fees	18,164	55,338	15,550
Payable for audit fees	18,127	24,004	24,004
Payable for custodian fees	12,607	20,718	1,099
Payable for transfer agent fees and expenses	4,595	12,242	4,692
Payable for compliance fees	2,386	2,386	2,386
Interest payable	—	4	—
Payable for capital shares redeemed	—	649,612	—
Payable for expenses and other liabilities	4,707	14,046	2,654
Total liabilities	959,151	941,771	87,939
NET ASSETS	$97,232,151	$305,974,132	$74,193,104
Net Assets Consists of:
Paid-in capital	$77,080,437	$247,300,781	$32,140,047
Total distributable earnings	20,151,714	58,673,351	42,053,057
Total net assets	$97,232,151	$305,974,132	$74,193,104
Net assets	$97,232,151	$305,974,132	$74,193,104
Shares issued and outstanding(a)	3,425,341	8,257,296	958,341
Net asset value per share	$28.39	$37.06	$77.42
Cost:
Investments, at cost	$71,924,034	$206,476,258	$35,489,271

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

BOSTON COMMON ESG IMPACT FUNDS
Statements of Operations
For the Year Ended September 30, 2025

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$1,909,070	$9,038,812	$839,177
Less: Issuance fees	(13,981)	(17,566)	(113)
Less: Dividend withholding taxes	(211,901)	(444,959)	—
Other income	633	802	633
Total investment income	1,683,821	8,577,089	839,697
EXPENSES:
Investment advisory fee	616,750	2,680,600	516,987
Accounting Fees	44,042	137,833	31,753
Administration Fees	64,586	220,462	63,367
Custodian fees	61,921	112,511	6,015
Transfer agent fees	38,719	78,432	28,511
Federal and state registration fees	26,178	29,595	24,764
Trustees’ fees	25,099	30,578	24,991
Audit fees	18,203	24,104	24,104
Compliance fees	14,640	14,640	14,640
Legal fees	10,698	10,704	10,704
Reports to shareholders	3,162	11,015	3,388
Interest expense	135	11,595	—
Other expenses and fees	32,320	53,657	22,460
Total expenses	956,453	3,415,726	771,684
Expense reimbursement by Adviser	(237,986)	(522,486)	(82,368)
Net expenses	718,467	2,893,240	689,316
Net investment income	965,354	5,683,849	150,381
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,183,829)	34,670,079	3,678,336
Taxes withheld	(15,000)	—	—
Foreign currency translation	(19,827)	(151,592)	—
Net realized gain (loss)	(1,218,656)	34,518,487	3,678,336
Net change in unrealized appreciation (depreciation) on:
Investments	15,402,280	(20,850,264)	5,708,433
Deferred foreign capital gains tax	(218,153)	—	—
Foreign currency translation	(2,109)	20,622	—
Net change in unrealized appreciation (depreciation)	15,182,018	(20,829,642)	5,708,433
Net realized and unrealized gain (loss)	13,963,362	13,688,845	9,386,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,928,716	$19,372,694	$9,537,150

The accompanying notes are an integral part of these financial statements.

8

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets

	Boston Common ESG Impact Emerging Markets Fund		Boston Common ESG Impact International Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$965,354	$759,211	$5,683,849	$7,193,657
Net realized gain (loss)	(1,218,656)	(1,914,308)	34,518,487	(17,587,224)
Net change in unrealized appreciation (depreciation)	15,182,018	14,122,017	(20,829,642)	104,245,068
Net increase (decrease) in net assets from operations	14,928,716	12,966,920	19,372,694	93,851,501
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,335,417)	(869,225)	(9,336,528)	(10,841,346)
Total distributions to shareholders	(1,335,417)	(869,225)	(9,336,528)	(10,841,346)
CAPITAL TRANSACTIONS:
Shares sold	22,661,468	15,689,135	31,004,025	48,219,870
Shares issued in reinvestment of distributions	461,450	387,430	7,700,194	9,109,616
Shares redeemed	(3,457,241)	(2,220,357)	(165,026,778)	(192,332,201)
Redemption fees	813	145	708	18,751
Net increase (decrease) in net assets from capital transactions	19,666,490	13,856,353	(126,321,851)	(134,983,964)
Net increase (decrease) in net assets	33,259,789	25,954,048	(116,285,685)	(51,973,809)
NET ASSETS:
Beginning of the year	63,972,362	38,018,314	422,259,817	474,233,626
End of the year	$97,232,151	$63,972,362	$305,974,132	$422,259,817
SHARES TRANSACTIONS
Shares sold	944,884	761,996	939,076	1,554,426
Shares issued in reinvestment of distributions	20,159	19,057	241,159	295,863
Shares redeemed	(145,486)	(102,282)	(4,963,985)	(6,204,182)
Total increase (decrease) in shares outstanding	819,557	678,771	(3,783,750)	(4,353,893)

The accompanying notes are an integral part of these financial statements.

9

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets(Continued)

	Boston Common ESG Impact U.S. Equity Fund
	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$150,381	$205,957
Net realized gain (loss)	3,678,336	3,746,705
Net change in unrealized appreciation (depreciation)	5,708,433	14,808,484
Net increase (decrease) in net assets from operations	9,537,150	18,761,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,046,263)	(925,062)
Total distributions to shareholders	(4,046,263)	(925,062)
CAPITAL TRANSACTIONS:
Shares sold	6,331,573	2,363,551
Shares issued in reinvestment of distributions	3,213,891	714,934
Shares redeemed	(6,915,831)	(8,700,343)
Net increase (decrease) in net assets from capital transactions	2,629,633	(5,621,858)
Net increase (decrease) in net assets	8,120,520	12,214,226
NET ASSETS:
Beginning of the year	66,072,584	53,858,358
End of the year	$74,193,104	$66,072,584
SHARES TRANSACTIONS
Shares sold	90,059	39,696
Shares issued in reinvestment of distributions	44,988	12,146
Shares redeemed	(95,568)	(135,411)
Total increase (decrease) in shares outstanding	39,479	(83,569)

The accompanying notes are an integral part of these financial statements.

10

Boston Common ESG Impact Emerging Markets Fund
Financial Highlights

	Year Ended September 30,				Period Ended September 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$24.55	$19.73	$18.02	$25.02	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.32	0.29	0.35	0.02
Net realized and unrealized gain (loss) on investments(c)	4.03	4.95	1.82	(7.24)	—
Total from investment operations	4.35	5.27	2.11	(6.89)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.45)	(0.40)	(0.11)	—
Total distributions	(0.51)	(0.45)	(0.40)	(0.11)	—
Redemption fee per share	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$28.39	$24.55	$19.73	$18.02	$25.02
Total return(e)	18.23%	27.16%	11.72%	−27.64%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$97,232	$63,972	$38,018	$21,042	$751
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	1.32%(g)	1.45%	1.68%	1.94%	63.49%
After expense reimbursement/ recoupment(f)	0.99%(g)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	1.33%	1.50%	1.43%	1.58%	2.75%
Portfolio turnover rate(e)	27%	25%	20%	36%	0%

(a)	Inception date of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes interest expenses relating to Line of Credit (see Note 6). Amounts were $135 or less than 0.005% for the year ended September 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Boston Common ESG Impact International Fund
Financial Highlights

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$35.07	$28.93	$25.04	$38.56	$32.48
INVESTMENT OPERATIONS:
Net investment income(a)	0.57	0.52	0.56	0.62	0.40
Net realized and unrealized gain (loss) on investments(b)	2.26	6.35	3.69	(12.89)	5.92
Total from investment operations	2.83	6.87	4.25	(12.27)	6.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.73)	(0.36)	(0.65)	(0.24)
Net realized gains	—	—	—	(0.60)	—
Total distributions	(0.84)	(0.73)	(0.36)	(1.25)	(0.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$37.06	$35.07	$28.93	$25.04	$38.56
TOTAL RETURN	8.46%	24.09%	16.98%	−32.85%	19.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$305,974	$422,260	$474,234	$414,237	$495,197
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.02%(d)	1.01%(d)	0.97%	0.97%	0.97%
After expense reimbursement/ recoupment	0.86%(d)	0.87%(d)	0.86%	0.90%(e)	0.97%
Ratio of net investment income (loss) to average net assets	1.70%	1.65%	1.86%	1.91%	1.07%
Portfolio turnover rate	30%	30%	31%	22%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)
Includes interest expenses relating to the credit facility (see Note 6). Amounts were $11,595 or less than 0.005% for the year ended September 30, 2025. $47,906 or 0.01% for the year ended September 30, 2024.

(e)	Prior to March 2, 2022, the expense cap was 1.20%. Effective March 2, 2022, the expense cap became 0.86%
The accompanying notes are an integral part of these financial statements.

12

Boston Common ESG Impact U.S. Equity Fund
Financial Highlights

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$71.91	$53.73	$48.44	$61.96	$47.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.21	0.32	0.15	0.08
Net realized and unrealized gain (loss) on investments(b)	9.67	18.89	8.12	(10.92)	14.10
Total from investment operations	9.83	19.10	8.44	(10.77)	14.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.30)	(0.12)	(0.06)	(0.19)
Net realized gains	(4.05)	(0.62)	(3.03)	(2.69)	—
Total distributions	(4.32)	(0.92)	(3.15)	(2.75)	(0.19)
Redemption fee per share	—	—	—	0.00(c)	—
Net asset value, end of year	$77.42	$71.91	$53.73	$48.44	$61.96
Total return	14.18%	35.93%	17.90%	−18.38%	29.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$74,193	$66,073	$53,858	$46,670	$57,492
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.12%	1.17%(d)	1.17%	1.14%	1.14%
After expense reimbursement/ recoupment	1.00%	1.00%(d)	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.22%	0.34%	0.60%	0.25%	0.13%
Portfolio turnover rate	25%	17%	32%	29%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Includes interest expense related to the credit facility (see Note 6). Amounts were $1,187 or less than 0.005% for the year ended September 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
The Emerging Markets Fund, International Fund and the U.S. Equity Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds commenced operations on September 20, 2021, December 29, 2010 and April 30, 2012, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Funds’ investment objective is to seek long-term capital appreciation. The Funds seek to preserve and build capital over the long-term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADR”) of companies it believes are high quality, sustainable and undervalued. The Emerging Markets Fund and the International Fund invest in European Depositary Receipts and Global Depositary Receipts.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected ICE Data Services Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Emerging Markets Fund and the International Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Common Asset Management (the “Adviser”) as valuation designee to perform fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

14

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025. See the Schedules of Investments for sector breakouts.
Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,246,655	$60,655,564	$—	$93,902,219
Real Estate Investment Trusts - Common	1,518,929	—	—	1,518,929
Money Market Funds	2,576,613	—	—	2,576,613
Total Investments	$37,342,197	$60,655,564	$—	$97,997,761

Refer to the Schedule of Investments for further disaggregation of investment categories.
International Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,132,759	$272,754,097	$—	$303,886,856
Money Market Funds	1,434,447	—	—	1,434,447
Total Investments	$32,567,206	$272,754,097	$—	$305,321,303

Refer to the Schedule of Investments for further disaggregation of investment categories.

15

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$71,582,860	$—	$—	$71,582,860
Real Estate Investment Trusts - Common	872,006	—	—	872,006
Money Market Funds	1,776,482	—	—	1,776,482
Total Investments	$74,231,348	$—	$—	$74,231,348

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds at the most recent fiscal year ended September 30, 2025 had no post-October losses or late year losses. At the most recent fiscal year ended September 30, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Emerging Markets Fund	International Fund[1]	U.S. Equity Fund
Unlimited Short-Term	$(3,202,707)	$(24,077,594)	$—
Unlimited Long-Term	(1,881,729)	(18,273,940)	—
	$(5,084,436)	$(42,351,534)	$—

[1]	International Fund utilized $30,766,822 of Capital Loss Carryover.
As of September 30, 2025, the Funds did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2025, the Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

16

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications are primarily due to the utilization of equalization. For the year ended September 30, 2025, the following adjustments were made:

	Paid-In Capital	Distributable (Accumulated) Earnings (Losses)
U.S. Equity Fund	$169,738	$(169,738)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that

17

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to foreign currency reclasses, PFIC sales adjustments, and equalization adjustments.
K.
Deferred Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

L.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. Each Funds income, expenses, assets, and performance are regularly monitored and assessed by the Leadership Team of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.
M.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85% for the Emerging Markets Fund, 0.80% for the International Fund and 0.75% for the U.S. Equity Fund based upon the average daily net assets of each Fund. For the year ended September 30, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) of each Fund’s average daily net assets to 0.99% for the Emerging Markets Fund, 0.86% for the International Fund and 1.00% for the U.S. Equity Fund, respectively. Prior to March 2, 2022, the Expense Cap for the International Fund was 1.20%. The Operating Expense Limitation Agreements have an indefinite term and may be terminated at any time, but at a minimum through January 31, 2026 and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. Any fees waived and/or Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Adviser, if requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amount of fees waived and expenses absorbed by the Adviser during the year ended September 30, 2025, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.

18

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
As of September 30, 2025, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following tables. The Adviser may recapture a portion of the unreimbursed amounts no later than the dates stated below.

Year of Expiration	Emerging Markets Fund	International Fund	U.S. Equity Fund
September 30, 2026	$217,379	$530,073	$88,702
September 30, 2027	232,015	625,207	105,576
September 30, 2028	237,986	522,486	82,368
Total:	$687,380	$1,677,766	$276,646

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates the Funds’ NAVs, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer of the Funds are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended September 30, 2025, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2025, the cost of purchases and proceeds from the sales or maturity of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Emerging Markets Fund	$37,115,867	$19,413,980
International Fund	98,638,608	224,228,850
U.S. Equity Fund	16,768,833	19,075,016

For the year ended September 30, 2025, there were no purchases or sales of U.S. Government obligations in the Funds.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the year ended September 30, 2025 (estimated) and the year ended September 30, 2024

	September 30, 2025	September 30, 2024
Emerging Markets Fund
Ordinary income	$1,335,417	$869,225
Long-term capital gain	—	—
International Fund
Ordinary income	$9,336,528	$10,841,346
Long-term capital gain	—	—
U.S. Equity Fund
Ordinary income	$398,532	$304,886
Long-term capital gain	3,647,731	620,176

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

19

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended September 30, 2025 were as follows:
Emerging Markets Fund

Cost of investments[1]	$74,783,984
Gross tax unrealized appreciation	28,792,827
Gross tax unrealized depreciation	(5,580,511)
Net tax unrealized appreciation (depreciation)	23,212,316
Undistributed ordinary income	2,241,987
Undistributed long-term capital gain	—
Total distributable earnings	2,241,987
Other distributable (accumulated) gains (losses)	(5,302,589)
Total distributable (accumulated) earnings (losses)	$20,151,714

International Fund

Cost of investments[1]	$215,205,920
Gross tax unrealized appreciation	104,915,792
Gross tax unrealized depreciation	(14,782,108)
Net tax unrealized appreciation (depreciation)	90,133,684
Undistributed ordinary income	10,891,201
Undistributed long-term capital gain	—
Total distributable earnings	10,891,201
Other distributable (accumulated) gains (losses)	(42,351,534)
Total distributable (accumulated) earnings (losses)	$58,673,351

U.S. Equity Fund

Cost of investments[1]	$35,531,515
Gross tax unrealized appreciation	39,201,551
Gross tax unrealized depreciation	(501,718)
Net tax unrealized appreciation (depreciation)	38,699,833
Undistributed ordinary income	—
Undistributed long-term capital gain	3,353,224
Total distributable earnings	3,353,224
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$42,053,057

[1]	The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and PFIC adjustments.

20

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Emerging Markets Fund, International Fund and U.S. Equity Fund credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the year ended September 30, 2025, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the year ended September 30, 2025, was as follows:

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Maximum available credit	$2,000,000	$45,000,000	$2,000,000
Largest amount outstanding on an individual day	387,000	10,000,000	371,000
Average balance when in use	323,000	4,938,545	371,000
Credit facility outstanding as of September 30, 2025	—	—	—
Average interest rate	7.50%	7.59%	7.50%

21

BOSTON COMMON ESG IMPACT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Boston Common ESG Impact Funds and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Boston Common ESG Impact Emerging Markets Fund, Boston Common ESG Impact International Fund and Boston Common ESG Impact U.S. Equity Fund (the “Funds”), each a series of Professionally Managed Portfolios, including the schedules of investments, as of September 30, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Professionally Managed Portfolios	Statement of operations	Statements of changes in net assets	Financial highlights
Boston Common ESG Impact International Fund, Boston Common ESG Impact U.S. Equity Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
Boston Common ESG Impact Emerging Markets Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the four years in the period ended September 30, 2025 and for the period September 20, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

22

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)
BOSTON COMMON ESG IMPACT INTERNATIONAL FUND
BOSTON COMMON ESG IMPACT U.S. EQUITY FUND
BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Boston Common Asset Management, LLC (the “Adviser”) for each of the Boston Common ESG Impact International Fund, the Boston Common ESG Impact U.S. Equity Fund, and the Boston Common ESG Impact Emerging Markets Fund (each a “Fund,” and together, the “Funds”) for another term. At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, business continuity plan, and risk management process. The Board considered that Boston Common was a socially responsible manager and that each Fund invests in issuers that meet the Adviser’s specific environmental, social and governance (“ESG”) criteria. The Board noted the additional effort and infrastructure necessary to monitor and invest in accordance with the Adviser’s ESG criteria and also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Adviser’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues. The Board also recognized that each Fund’s investments are subject to the Adviser’s ESG investment criteria as set forth in its prospectus, and that shareholders investing in the Fund accept and desire a fund employing such criteria, even if it may impact performance to a greater extent than other funds.
For the Boston Common ESG Impact International Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund

23

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The Board noted that the Boston Common ESG Impact International Fund had underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the performance of the Boston Common ESG Impact International Fund against its broad-based securities market benchmark, noting the Fund had underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Trustees further considered the Fund’s performance compared to the Adviser’s international composite.
For the Boston Common ESG Impact U.S. Equity Fund, the Board noted that the Fund outperformed its peer group average for the one- and three-year periods and underperformed for the five- and ten-year periods. The Board also noted that the Fund was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The Board noted that the Boston Common ESG Impact U.S. Equity Fund had outperformed its Cohort average for the one- and three-year periods and underperformed for the five- and ten-year periods.. The Board considered the performance of the Boston Common ESG Impact U.S. Equity Fund against its broad-based securities market benchmark, noting that the Fund underperformed the benchmark for the one-, three-, five and ten-year periods. The Trustees further considered the Fund’s performance compared to the Adviser’s similarly managed composite.
For the Boston Common ESG Impact Emerging Markets Fund, the Board noted that the Fund had outperformed its Morningstar peer group average and Cohort average for the one- and three- year periods. The Board also noted that the Fund was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The Board considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one- and three-year periods. The Board also considered the performance of the Fund compared to the Adviser’s emerging markets composite.
3. The costs of the services provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Boston Common ESG Impact International Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.86% for the Fund excluding certain operating expenses (the “Expense Cap”). The Board noted that the Boston Common ESG Impact International Fund’s net expense ratio was above the peer group average. The Board noted that the Fund’s advisory fee was above its Cohort’s median and average and that the net expense ratio was above that of its Cohort’s median and average. The Board noted that the advisory fees charged to the Boston Common ESG Impact International Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Boston Common ESG Impact U.S. Equity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was above the peer group average. The Board noted that the Boston Common ESG Impact U.S. Equity Fund’s advisory fee was at the median and average of its Cohort and that the net expense ratio was above the median and average of its Cohort. The Board noted that the advisory fees charged to the Boston Common ESG Impact U.S. Equity Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Boston Common ESG Impact Emerging Markets Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.99% for the Fund excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below the peer group average. The Board noted that the Boston Common ESG Impact Emerging Market Fund’s advisory fee and net expense ratio were below the median and average of its Cohort. The Board noted that the advisory fees charged to

24

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
the Boston Common ESG Impact Emerging Markets Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Adviser. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement, was not excessive, and that the Adviser had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

25

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the year ended September 30, 2025, the Emerging Markets Fund and International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:
Emerging Markets Fund

Country	Gross Dividend	Tax Withheld
Brazil	$170,305	$15,877
China	397,956	40,133
Colombia	188,660	—
United Kingdom	34,861	5,250
Greece	15,352	768
Hong Kong	48,693	—
Hungary	43,029	—
Indonesia	114,936	22,987
India	147,276	22,589
Korea, Republic Of	128,791	28,334
Cayman Islands	97,237	(3,608)
Mexico	75,463	13,734
Philippines	38,404	9,601
Poland	74,273	11,141
Thailand	58,274	5,827
Taiwan	149,453	31,385
South Africa	52,548	7,882
	$1,835,511	$211,900

International Fund

Country	Gross Dividend	Tax Withheld
Australia	$217,625	$1,170
Switzerland	693,731	96,723
China	43,921	5,276
Germany	825,912	82,503
Denmark	360,074	48,306
Spain	291,742	43,761
France	785,622	116,901
United Kingdom	1,140,914	—
Greece	39,990	1,999
Hong Kong	168,543	—
Indonesia	91,823	18,365
Ireland	81,375	—
Italy	542,757	88,631
Japan	1,687,330	132,916
Netherlands	679,946	101,992
Portugal	78,908	11,836
Sweden	392,548	58,882
Singapore	670,943	—
Taiwan	53,328	11,199
	$8,847,033	$820,459

26

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
For the year ended September 30, 2025, the Emerging Markets Fund and International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:
Emerging Markets Fund

Country	Taxes Withheld	Gross Dividend
Brazil	0.0046	0.0497
China	0.0117	0.1162
Colombia	0.0000	0.0551
United Kingdom	0.0015	0.0102
Greece	0.0002	0.0045
Hong Kong	0.0000	0.0142
Hungary	0.0000	0.0126
Indonesia	0.0067	0.0336
India	0.0066	0.0430
Korea, Republic Of	0.0083	0.0376
Cayman Islands	−0.0011	0.0284
Mexico	0.0040	0.0220
Philippines	0.0028	0.0112
Poland	0.0033	0.0217
Thailand	0.0017	0.0170
Taiwan	0.0092	0.0436
South Africa	0.0023	0.0153
Shares Outstanding at 09/30/2025		3,425,341

International Fund

Country	Taxes Withheld	Gross Dividend
Australia	0.0001	0.0264
Switzerland	0.0117	0.0840
China	0.0006	0.0053
Germany	0.0100	0.1000
Denmark	0.0059	0.0436
Spain	0.0053	0.0353
France	0.0142	0.0951
United Kingdom	0.0000	0.1382
Greece	0.0002	0.0048
Hong Kong	0.0000	0.0204
Indonesia	0.0022	0.0111
Ireland	0.0000	0.0099
Italy	0.0107	0.0657
Japan	0.0161	0.2043
Netherlands	0.0124	0.0823
Portugal	0.0014	0.0096
Sweden	0.0071	0.0475
Singapore	0.0000	0.0813
Taiwan	0.0014	0.0065
Shares Outstanding at 09/30/2025		8,257,296

27

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Emerging Markets Fund	89.80%
International Fund	100.00%
U.S. Equity Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025, was as follows:

Emerging Markets Fund	0.00%
International Fund	0.00%
U.S. Equity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended September 30, 2025, was as follows:

Emerging Markets Fund	0.00%
International Fund	0.00%
U.S. Equity Fund	10.94%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www.bostoncommonfunds.com/literature/
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 877-777-6944.

28

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

29

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	4/21/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	4/21/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	4/21/2026

* Print the name and title of each signing officer under his or her signature.